Consolidated cash flow statements - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [line items]
Net income from continuing operations	$ 7,147	$ 12,800	$ 7,499
Reversal of non-cash items and other adjustments	9,122	1,486	5,787
Dividends received from associated companies and others	463	719	987
Interest received	214	241	97
Interest paid	(793)	(816)	(697)
Other financial receipts	28	218
Other financial payments	(33)	(31)	(270)
Taxes paid	(1,876)	(1,506)	(1,487)
Net cash flows from operating activities from continuing operations before working capital and provision changes	14,272	13,111	11,916
Payments out of provisions and other net cash movements in non-current liabilities	(924)	(638)	(829)
Change in net current assets and other operating cash flow items	199	576	332
Net cash flows from operating activities from continuing operations	13,547	13,049	11,419
Net cash flows from operating activities from discontinued operations	78	1,223	1,202
Total net cash flows from operating activities	13,625	14,272	12,621
Purchase of property, plant and equipment	(1,379)	(1,254)	(1,325)
Proceeds from sales of property, plant and equipment	857	102	91
Purchase of intangible assets	(878)	(1,394)	(969)
Proceeds from sales of intangible assets	973	823	640
Purchase of financial assets	(302)	(205)	(354)
Proceeds from sales of financial assets	1,152	165	328
Purchase of other non-current assets	(60)	(39)	(40)
Proceeds from sales of other non-current assets	3	9	1
Acquisitions and divestments of interests in associated companies, net	(6)	12,854	29
Acquisitions and divestments of businesses, net	(3,760)	(13,683)	(714)
Purchase of marketable securities and commodities	(228)	(2,440)	(580)
Proceeds from sales of marketable securities and commodities	2,561	472	549
Net cash flows used in investing activities from continuing operations	(1,067)	(4,590)	(2,344)
Net cash flows used in investing activities from discontinued operations	(1,159)	(1,001)	(775)
Total net cash flows used in investing activities	(2,226)	(5,591)	(3,119)
Dividends paid to shareholders of Novartis AG	(6,645)	(6,966)	(6,495)
Acquisition of treasury shares	(5,533)	(2,036)	(5,490)
Proceeds from exercise of options and other treasury share transactions	201	700	252
Increase in non-current financial debts	93	2,856	4,933
Repayment of non-current financial debts	(3,195)	(366)	(188)
Change in current financial debts	(1,582)	1,687	(644)
Payments of lease liabilities, net	(273)
Impact of change in ownership of consolidated entities	(6)	(19)	0
Other financing cash flows, net	56	67	314
Net cash flows used in financing activities from continuing operations	(16,884)	(4,077)	(7,318)
Net cash flows from/used in financing activities from discontinued operations	3,257	(167)	(415)
Total net cash flows used in financing activities	(13,627)	(4,244)	(7,733)
Net change in cash and cash equivalents before effect of exchange rate changes	(2,228)	4,437	1,769
Effect of exchange rate changes on cash and cash equivalents	69	(26)	84
Total change in cash and cash equivalents	(2,159)	4,411	1,853
Cash and cash equivalents at beginning of period	13,271	8,860	7,007
Cash and cash equivalents at end of period	$ 11,112	$ 13,271	$ 8,860